Condensed financial information of the parent company	6 Months Ended
Mar. 31, 2022
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 23 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which, as of the end of the most recent fiscal year, may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements, except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited condensed consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2022 and September 30, 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the unaudited condensed consolidated financial statements, if any.

Note 23 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY BALANCE SHEETS

(UNAUDITED)

	As of	As of
	March 31,	September 30,
	2022	2021
Assets
Current assets
Cash	$27,137	$8,105
Non-current assets
Investment in subsidiaries	67,772,077	65,012,468
Total assets	$67,799,214	$65,020,573

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties,	2,611,635	1,959,971
Accrued expenses and other current liabilities	299,474	381,650
Total liabilities	$2,911,109	$2,341,621

Commitments and contingencies

Shareholders’ equity
Ordinary shares, no par value, unlimited number of shares authorized; 20,319,276 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively:*
Class A ordinary share, no par value, unlimited number of shares authorized; 17,298,307 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	47,965,683	47,965,683
Class B ordinary share, no par value, unlimited number of shares authorized; 3,020,969 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	5,015,142	5,015,142
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	457,909	315,808
Retained earnings	1,253,241	394,556
Accumulated other comprehensive income	1,330,931	122,564
Total shareholders’ equity	64,888,105	62,678,952

Total liabilities and shareholders’ equity	$67,799,214	$65,020,573

*	Retrospectively restated for effect of share re-designation on July 22, 2022 (see Note 21)

Note 23 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(UNAUDITED)

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021

General and administrative expenses	$(465,151)	$(318,085)
Other expenses	(1,534)	—
Loss from operations	(466,685)	(318,085)
Equity in earnings of subsidiaries	1,467,471	1,048,653
Net income	1,000,786	730,568
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	—	(975,000)
Net income attributable to ordinary shareholders	1,000,786	(244,432)
Net income	1,000,786	730,568
Foreign currency translation adjustment	1,208,367	529,680
Comprehensive income	$2,209,153	$1,260,248

Note 23 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

(UNAUDITED)

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$2,209,153	$2,235,248
Adjustments to reconcile net cash flows from operating activities
Equity in earnings of subsidiaries	(2,675,838)	(2,553,333)
Accrued expenses and other current liabilities	(82,176)	(42,136)
Net cash used in operating activities	(548,861)	(360,221)

Cash flow from investing activities
Investment in subsidiaries	(83,771)	(20,258,141)
Net cash used in investing activities	(83,771)	(20,258,141)

Cash flow from financing activities
Proceeds from the Initial Public Offering	—	23,000,000
Direct costs disbursed from Initial Public Offering proceeds in current	—	(2,377,450)
Proceeds from related parties loans	651,664	—
Net cash provided by financing activities	651,664	20,622,550
Change in cash	19,032	4,188
Cash, beginning of period	8,105	—
Cash, end of period	$27,137	$4,188